Transfers of Financial Assets (Details Narrative)	12 Months Ended
	Oct. 31, 2021 CAD ($) Customer	Oct. 31, 2020 CAD ($) ClassAction	Oct. 31, 2019 CAD ($)
Disclosure of continuing involvement in derecognised financial assets [line items]
Trading income recognized	$ 313,000,000	$ 1,404,000,000	$ 1,047,000,000
Retained interests [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair value of financial assets the Bank has continuing involvement	9,000,000	14,000,000
Trading income recognized	$ 0	$ 0
Canada Emergency Business Account Program [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Canada emergency business account loan description	Under the Canada Emergency Business Account (CEBA) Program, with funding provided by Her Majesty in Right of Canada (the “Government of Canada”) and Export Development Canada as the Government of Canada’s agent, the Bank provided eligible business banking customers with an interest-free, partially forgivable loan of up to $60,000 until December 31, 2022. If the loan is not repaid by December 31, 2022, it will be extended for an additional 3-year term bearing an interest rate of 5% per annum. The application window for new CEBA loans and expansion requests closed on June 30, 2021. The funding provided to the Bank by the Government of Canada in respect of the CEBA Program represents an obligation to passthrough collections on the CEBA loans and is otherwise non-recourse to the Bank. Accordingly, the Bank is required to remit all collections of principal and interest on the CEBA loans to the Government of Canada but is not required to repay amounts that its customers fail to pay or that have been forgiven. The Bank receives an administration fee to recover the costs to administer the program for the Government of Canada. Loans issued under the program are not recognized on the Bank’s Consolidated Balance Sheet, as the Bank transfers substantially all risks and rewards in respect of the loans to the Government of Canada. As of October 31, 2021, the Bank had provided approximately 213,000 customers (October 31, 2020 – 184,000) with CEBA loans and had funded approximately $11.6 billion (October 31, 2020 – $7.3 billion) in loans under the program.
Enrolled customers	213,000	184,000
Funded loans outstanding	$ 11,600,000	$ 7,300,000
Canada Emergency Business Account Program [Member] | Top of range [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
CEBA Loan Eligible Amount	60,000,000,000
Servicing Rights [Member] | US Residential Mortgages Originated By Bank [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair value of financial assets the Bank has continuing involvement	93,000,000	56,000,000
Carrying value of assets the Bank has continuing involvement	87,000,000	61,000,000
Gain or loss on sale of the loans	$ 66,000,000	$ 78,000,000